UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold

                            Pursuant to Rule 24f-2

1.    Name and address of issuer:

      Oppenheimer Quest Capital Value Fund, Inc.
      Two World Trade Center
      New York, NY 10048

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of
      the issuer, check the box but do not list series or classes):        / /
      Class B Shares

3.    Investment Company Act File Number: 811-04797
      Securities Act File Number: 333-16881

4(a). Last day of fiscal year for which this Form is filed: 10/31/98

4(b). / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). / / Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during
             the fiscal year pursuant to section 24(f):           $11,492,279

      (ii)   Aggregate price of securities redeemed or
             repurchase during the fiscal year:                   $2,902,633

      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the Commission:         $-0-

      (iv)   Total available redemption credits [add
             items 5(ii) and 5(iii):                              $2,902,633

      (v)    Net sales - if Item 5(i) is greater than Item
             5(iv)[subtract Item 5(iv) from Item 5(i)]:           $8,589,646

      (vi)   Redemption credits available for use in future       $-0-
             years -- if Item 5(i) is less than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i):

      (vii)  Multiplier for determining registration fee
             (See Instruction C.9):                              x.000278

      (viii) Registration fee due [multiple Item 5(v) by
             Item 5(vii)] (enter "0" if no fee is due):           $2,388

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due:                                               N/A
      If this  Form is being  filed  more  than 90 days after
      the end of the issuer's fiscal year (see Instruction D):    N/A

8.    Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line 7]:               $2,388

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 25, 1999

            Method of Delivery: Wire Transfer - Fed Wire #4446

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.





By: /s/ Robert J. Bishop
    ------------------------------------------------
    Robert J. Bishop, Assistant Treasurer


Date: January 26, 1999


cc:  Ronald Feiman, Esq.
     Katherine P. Feld, Esq.